SELECTED QUARTERLY FINANCIAL DATA (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Quarterly Financial Information Disclosure [Abstract]
Total interest and dividend income	$ 3,121	$ 3,158	$ 2,943	$ 2,832	$ 2,696	$ 2,482	$ 2,267	$ 2,225	$ 12,054	$ 9,670	$ 7,646
Total interest expense	1,306	1,326	1,208	1,032	985	818	677	644	4,872	3,124	1,854
Net interest income	1,815	1,832	1,735	1,800	1,711	1,664	1,590	1,581	7,182	6,546	5,792
Provision for loan losses	37	10	14	19	29	10	6	5	80	50	58
Net interest income after provision for loan losses	1,778	1,822	1,721	1,781	1,682	1,654	1,584	1,576	7,102	6,496	5,734
Total noninterest income	108	87	110	110	111	120	124	115	415	470	490
Total noninterest expense	1,038	897	954	901	957	907	957	892	3,790	3,713	3,739
Income before income taxes	848	1,012	877	990	836	867	751	799	3,727	3,253	2,485
Income taxes	233	265	192	242	243	233	355	297	932	1,128	848
Net income	$ 615	$ 747	$ 685	$ 748	$ 593	$ 634	$ 396	$ 502	$ 2,795	$ 2,125	$ 1,637
Per share data:
Basic	$ 0.35	$ 0.42	$ 0.38	$ 0.42	$ 0.31	$ 0.35	$ 0.22	$ 0.28	$ 1.57	$ 1.16	$ 0.87
Diluted	$ 0.35	$ 0.42	$ 0.38	$ 0.42	$ 0.31	$ 0.35	$ 0.22	$ 0.28	$ 1.57	$ 1.16	$ 0.87
Average shares outstanding
Basic	1,774,553	1,772,165	1,782,091	1,793,055	1,827,870	1,828,283	1,826,580	1,824,878	1,780,527	1,826,893	1,873,790
Diluted	1,774,553	1,772,165	1,782,091	1,793,272	1,827,870	1,829,750	1,826,580	1,824,878	1,780,581	1,827,260	1,873,790